Summary of Significant Accounting Policies (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exceeded federally insured limit	$ 25,989,000	$ 13,506,000
Advertising costs	375,000	190,000
Software development costs	1,200,007	1,409,423
Amortization of capitalized software development costs	1,347,186	1,275,655
Allowance for doubtful accounts	1,095,176	660,126
Impairment losses related to the goodwill
Income tax payments	$ 15,102,000	$ 4,322,000